Document and Entity Information Document	Aug. 28, 2020	Apr. 15, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	Valaris plc
Entity Incorporation, State or Country Code	X0
Entity File Number	1-8097
Entity Tax Identification Number	98-0635229
Entity Address, Address Line One	110 Cannon Street
Entity Address, City or Town	London
Entity Address, State or Province	GB
Entity Address, Postal Zip Code	EC4N6EU
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0000314808
Class A Ordinary Shares, US 0.40 Par Value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, U.S. $0.40 par value
Trading Symbol	VAL*
Security Exchange Name	NYSE
Four Point Seven Zero Percent Senior Notes Due Two Thousand Twenty One Member
Entity Information [Line Items]
Title of 12(b) Security	4.70% Senior Notes due 2021
Trading Symbol	VAL21*
Security Exchange Name	NYSE
4.875%SeniorNotesDue2022Member [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.875% Senior Note due 2022
Trading Symbol	VAL/22*
Security Exchange Name	NYSE
Four Point Five Zero Percent Senior Notes Due Two Thousand Twenty Four [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.50% Senior Notes due 2024
Trading Symbol	VAL24*
Security Exchange Name	NYSE
4.75%SeniorNotesDue2024Member [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.75% Senior Note due 2024
Trading Symbol	VAL/24*
Security Exchange Name	NYSE
Eight Point Zero Percent Senior Notes Due Two Thousand Twenty Four [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2024
Trading Symbol	VAL24A*
Security Exchange Name	NYSE
Five Point Two Percent Senior Notes [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.20% Senior Notes due 2025
Trading Symbol	VAL25A*
Security Exchange Name	NYSE
7.38%SeniorNotesDue2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.375% Senior Note due 2025
Trading Symbol	VAL/25*
Security Exchange Name	NYSE
Seven Point Seven Five Percent Senior Notes Due Two Thousand Twenty Six [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.75% Senior Notes due 2026
Trading Symbol	VAL26*
Security Exchange Name	NYSE
5.40%SeniorNotesDue2042 [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.4% Senior Note due 2042
Trading Symbol	VAL/42*
Security Exchange Name	NYSE
Five Point Seven Five Percent Senior Notes [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.75% Senior Notes due 2044
Trading Symbol	VAL44*
Security Exchange Name	NYSE
5.85%SeniorNotesDue2044 [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.85% Senior Note due 2044
Trading Symbol	VAL/44*
Security Exchange Name	NYSE